Consolidated Statements Of Cash Flows - Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Consolidated Statement Of Cash Flows

Changes in the components of operating assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2017	2018	2019
Trade accounts receivable and other accounts receivable	$(25,639)	$24,169	$(20,156)
Inventory	(47,967)	(3,390)	1,336
Accounts payable	8,954	21,146	(1,237)
Accrued payroll and benefits	10,596	14,015	4,931
Accrued interest payable	5,014	(7,399)	1,018
Accrued taxes other than income	1,177	1,750	12,914
Deferred revenue	15,904	5,191	(11,431)
Accrued product liabilities	44,559	(20,677)	15,306
Other current and noncurrent assets and liabilities	3,097	(12,559)	5,313
Total	$15,695	$22,246	$7,994